Components of Deferred Tax Assets and Liabilities (Detail) - USD ($)	May. 31, 2015	May. 31, 2014
Assets:
Net operating losses	$ 23,200,000	$ 21,550,000
General business credit	2,759,000	2,540,000
Deferred tax assets	25,959,000	24,090,000
Liability:
Gross deferred tax asset	25,959,000	24,090,000
Less valuation allowance	(25,959,000)	(24,090,000)
Deferred tax asset, net of valuation allowance	$ 0	$ 0